Exhibit 99
Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	February 2018
Payment Date	3/15/2018
Transaction Month	4
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,997,343,293.47	78,146		56.2

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$278,600,000.00	1.47%		November 15, 2018
Class A-2a Notes	$525,100,000.00	1.80%		September 15, 2020
Class A-2b Notes	$215,000,000.00	1.70750%	*	September 15, 2020
Class A-3 Notes	$557,300,000.00	2.01%		March 15, 2022
Class A-4 Notes	$177,380,000.00	2.16%		March 15, 2023
Class B Notes	$55,370,000.00	2.35%		April 15, 2023
Class C Notes	$36,910,000.00	2.50%		May 15, 2024
Total	$1,845,660,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,248,984.66

Principal:
Principal Collections	$37,988,809.44
Prepayments in Full	$20,695,097.80
Liquidation Proceeds	$254,571.30
Recoveries	$4,914.82
Sub Total	$58,943,393.36
Collections	$63,192,378.02

Purchase Amounts:
Purchase Amounts Related to Principal	$218,396.67
Purchase Amounts Related to Interest	$854.38
Sub Total	$219,251.05

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$63,411,629.07

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	February 2018
Payment Date	3/15/2018
Transaction Month	4
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$63,411,629.07
Servicing Fee	$1,476,774.55	$1,476,774.55	$0.00	$0.00	$61,934,854.52
Interest - Class A-1 Notes	$58,971.12	$58,971.12	$0.00	$0.00	$61,875,883.40
Interest - Class A-2a Notes	$787,650.00	$787,650.00	$0.00	$0.00	$61,088,233.40
Interest - Class A-2b Notes	$285,531.94	$285,531.94	$0.00	$0.00	$60,802,701.46
Interest - Class A-3 Notes	$933,477.50	$933,477.50	$0.00	$0.00	$59,869,223.96
Interest - Class A-4 Notes	$319,284.00	$319,284.00	$0.00	$0.00	$59,549,939.96
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$59,549,939.96
Interest - Class B Notes	$108,432.92	$108,432.92	$0.00	$0.00	$59,441,507.04
Second Priority Principal Payment	$1,008,054.11	$1,008,054.11	$0.00	$0.00	$58,433,452.93
Interest - Class C Notes	$76,895.83	$76,895.83	$0.00	$0.00	$58,356,557.10
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$58,356,557.10
Regular Principal Payment	$89,526,656.67	$58,356,557.10	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$63,411,629.07

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$1,008,054.11
Regular Principal Payment					$58,356,557.10
Total					$59,364,611.21
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$51,578,242.03	$185.13	$58,971.12	$0.21	$51,637,213.15	$185.34
Class A-2a Notes	$5,524,418.94	$10.52	$787,650.00	$1.50	$6,312,068.94	$12.02
Class A-2b Notes	$2,261,950.24	$10.52	$285,531.94	$1.33	$2,547,482.18	$11.85
Class A-3 Notes	$0.00	$0.00	$933,477.50	$1.68	$933,477.50	$1.68
Class A-4 Notes	$0.00	$0.00	$319,284.00	$1.80	$319,284.00	$1.80
Class B Notes	$0.00	$0.00	$108,432.92	$1.96	$108,432.92	$1.96
Class C Notes	$0.00	$0.00	$76,895.83	$2.08	$76,895.83	$2.08
Total	$59,364,611.21	$32.16	$2,570,243.31	$1.39	$61,934,854.52	$33.55

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	February 2018
Payment Date	3/15/2018
Transaction Month	4

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$51,578,242.03	0.1851337	$0.00	0.0000000
Class A-2a Notes	$525,100,000.00	1.0000000	$519,575,581.06	0.9894793
Class A-2b Notes	$215,000,000.00	1.0000000	$212,738,049.76	0.9894793
Class A-3 Notes	$557,300,000.00	1.0000000	$557,300,000.00	1.0000000
Class A-4 Notes	$177,380,000.00	1.0000000	$177,380,000.00	1.0000000
Class B Notes	$55,370,000.00	1.0000000	$55,370,000.00	1.0000000
Class C Notes	$36,910,000.00	1.0000000	$36,910,000.00	1.0000000
Total	$1,618,638,242.03	0.8769970	$1,559,273,630.82	0.8448325

Pool Information
Weighted Average APR	2.949%	2.926%
Weighted Average Remaining Term	53.54	52.68
Number of Receivables Outstanding	72,508	71,031
Pool Balance	$1,772,129,464.21	$1,712,672,523.75
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,635,379,324.25	$1,580,720,187.92
Pool Factor	0.8872433	0.8574753

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,986,716.47
Yield Supplement Overcollateralization Amount	$131,952,335.83
Targeted Overcollateralization Amount	$184,568,992.50
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$153,398,892.93

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,986,716.47
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,986,716.47
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,986,716.47

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	February 2018
Payment Date	3/15/2018
Transaction Month	4
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		143	$300,065.25
(Recoveries)		6	$4,914.82
Net Loss for Current Collection Period			$295,150.43
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1999%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0002%
Second Prior Collection Period			0.0372%
Prior Collection Period			0.1130%
Current Collection Period			0.2033%
Four Month Average (Current and Prior Three Collection Periods)			0.0884%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		510	$529,435.30
(Cumulative Recoveries)			$5,581.70
Cumulative Net Loss for All Collection Periods			$523,853.60
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0262%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,038.11
Average Net Loss for Receivables that have experienced a Realized Loss			$1,027.16

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.59%	411	$10,131,010.04
61-90 Days Delinquent	0.06%	31	$989,445.37
91-120 Days Delinquent	0.01%	4	$90,113.86
Over 120 Days Delinquent	0.00%	1	$43,055.81
Total Delinquent Receivables	0.66%	447	$11,253,625.08

Repossession Inventory:
Repossessed in the Current Collection Period		20	$648,008.40
Total Repossessed Inventory		45	$1,404,357.01

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0309%
Prior Collection Period			0.0579%
Current Collection Period			0.0507%
Three Month Average			0.0465%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		0.90%
13-24		1.70%
25-36		3.00%
37+		4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0655%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	February 2018
Payment Date	3/15/2018
Transaction Month	4

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer